Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands, R$ in Millions							12 Months Ended
	Dec. 21, 2020 BRL (R$)	Jun. 17, 2020 BRL (R$)	May 20, 2020 USD ($)	Dec. 18, 2018 BRL (R$)	Dec. 14, 2018 BRL (R$)	Sep. 26, 2018 BRL (R$)	Dec. 31, 2020 CLF ( ) director item	Dec. 31, 2020 USD ($) director item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 05, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Number of members in Board of Directors | director							7	7
Term of service for each director							3 years	3 years
Current accounts payable to related parties								$ 597,122	$ 494,511
Compensation for managers								3,650	2,513	$ 2,607
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers								141	$ 144	$ 150
Monthly Fee [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |							72.00
Per Diem For Each Meeting [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |							26.40
Enel Americas [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements			$ 150,000
Borrowings Interest Rate			1.35%
Enel Americas [Member] | IFRS Board Of Directors [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties								0
Current accounts payable to related parties								$ 0
Enel Americas [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |							216
Enel Americas [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |							79.2
Number of maximum meeting sessions for which compensation derived | item							16	16
Enel Brasil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements | R$		R$ 800.0				R$ 9,400.0
Enel Brasil [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate											7.676%
Enel Distribución Ceará [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements | R$				R$ 300.0	R$ 300.0
Enel Distribución Ceará [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate				8.00%
Enel Distribución Sao Paulo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements | R$					R$ 420.0
Enel Distribución Sao Paulo [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate				8.00%
Enel Distribución Río
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements | R$	R$ 750.0
Enel Distribución Río | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate	3.40%